Expense Example - FidelityZEROExtendedMarketLargeCapIndexFunds-ComboPRO - FidelityZEROExtendedMarketLargeCapIndexFunds-ComboPRO - Fidelity ZERO Large Cap Index Fund - Fidelity ZERO Large Cap Index Fund
Dec. 30, 2024 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none